Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Uncalled capital commitments outstanding	₨ 1,450	₨ 1,288
Short-term mutual funds include units lien with bank	218	0
Term Deposits in Lien with banks-Current	₨ 117	₨ 653